Investment in Joint Venture (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of financial information in Joint Venture

The Company’s interest in the Joint Venture (“Powder River Basin LLC” or the “Buyer”) is accounted for using the equity method in the consolidated financial statements. Summarized financial information of the joint venture are set out below:

	June 30, 2025	June 30, 2024
	$	$
Current Assets, including cash and cash equivalents of $1,060,770 and prepayments of $93,953	1,154,723	—
Non-current assets	32,115,558	—
Current liabilities	(10,657,035)	—
Non-current liabilities	(10,232,250)	—
Net Assets	12,380,996	—

Schedule of profit and loss of Powder River Basin LLC in Joint Venture

The summarized statement of profit and loss of Powder River Basin LLC for the period from incorporation to June 30, 2025 is set out below:

	June 30, 2025	June 30, 2024
	$	$
Administrative expenses	13,200	—
Insurance expenses	21,430	—
Loss for the year	(34,630)	—
Company’s share of loss for the year	(17,315)	—

Schedule of investment in the Joint Venture
$
Balance, June 30, 2023 and 2024	—
Cash contributions to JV	6,291,062
Deferred contributions	10,232,250
Share of loss in Powder River Basin LLC	(17,315)
Balance, June 30, 2025	16,505,997